Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss from continuing operations	$ (1,956)	$ (338)
Adjustments to reconcile net loss to net cash used in continuing operating activities:
Depreciation and amortization	4,046
Share-based compensation	333	185
Changes in operating assets and liabilities:
Cryptocurrencies-mining, net of mining pool operating fees	(4,108)
Other current assets		96
Security deposit	(5,600)
Accrued expenses and other current payables	212	(4,209)
Taxes payable	5
Net cash used in continuing operating activities	(7,068)	(4,266)
Net cash provided by discontinued operating activities	622	5,141
Net cash provided by (used in) operating activities	(6,446)	875
Cash flows from investing activities:
Net cash provided by continuing investing activities
Net cash (used in) provided by discontinued investing activities	261	(205)
Net cash (used in) provided by investing activities	261	(205)
Cash flows from financing activities:
Proceeds of borrowings from related parties	200
Proceeds from issuance of ordinary shares through private offerings	7,000	5,700
Net cash provided by continuing financing activities	7,200	5,700
Net cash provided by discontinued financing activities		228
Net cash provided by financing activities	7,200	5,928
Effect of exchange rate changes	(918)	361
Net change in cash, cash equivalents and restricted cash	97	6,959
Cash, cash equivalents and restricted cash - beginning of period	113	170
Cash, cash equivalents and restricted cash - end of period	210	7,129
Less: Cash, cash equivalents and restricted cash of discontinued operations at end of period	(76)	(7,127)
Total cash, cash equivalents and restricted cash of continuing operations at end of period	134	2
Supplemental non-cash information:
Shares issued to repay amounts due to related parties upon execution of offset agreement		7,553
Shares repurchased for subsidiary disposal		1,570
Exchange BTC to USDT	12,764
Miners purchased with USDT	6,319
The following table provides a reconciliation of cash and restricted cash reported within the balance sheet that sum to the total of the same amounts shown in the statement of cash flows:
Cash and cash equivalents	208	7,127
Restricted cash	2	2
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$ 210	$ 7,129